EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Interests In Other Entities [Abstract]
Balance at beginning of year			$ 541	$ 609	$ 609
Adoption of new accounting standard			0		(7)
Acquisitions through business combinations			847		310
Additions			4		267
Dispositions			(5)		(599)
Share of net income	$ 23	$ (7)	30	$ 10	10
Share of other comprehensive income/(loss)			0		(1)
Distributions received			(20)		(29)
Foreign currency translation			(3)		(19)
Balance at end of period	$ 1,394		$ 1,394		$ 541